Impacts of insurance and participating investment contracts recognised in the year (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of effect of insurance contracts initially recognised [abstract]
Impacts of insurance and participating investment contracts recognised in the year

	2023			2022
Life	Profitable contracts issued £m	Onerous contracts issued £m	Total £m	Profitable contracts issued £m	Onerous contracts issued £m	Total £m
Insurance and participating investment contracts
Insurance acquisition cash flows	87	142	229	85	173	258
Claims and other directly attributable expenses	5,450	447	5,897	82,246	1,130	83,376
Estimates of the present value of future cash outflows	5,537	589	6,126	82,331	1,303	83,634
Estimates of the present value of future cash inflows	(5,708)	(525)	(6,233)	(84,754)	(1,244)	(85,998)
Risk adjustment for non-financial risk	79	7	86	630	16	646
Contractual service margin	92	–	92	1,793	–	1,793
Losses recognised on initial recognition	–	71	71	–	75	75